Taxation - Components of Tax Expense (Benefit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current tax expense (benefit)	$ 237	$ (4)
Deferred tax benefit	(511)	(11)
Total tax benefit	$ (274)	$ (15)